Major Commitments and Contingencies (Environmental Matters) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 59	$ 57	$ 61
Accruals and other	23	44	31
Payments	(26)	(42)	(34)
Foreign exchange	0	0	(1)
End of year	56	59	57
Current portion - End of year	$ 38	46	38
Anticipated environmental liability disbursement time frame	next five years
Anticipated environmental liability disbursement time frame (in years)	5 years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 27	25	25
Environmental capital expenditures	$ 18	$ 20	$ 25